Inventories - Summary of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Classes of current inventories [abstract]
Raw materials, components and consumables	₨ 45,175.0	$ 693.1	₨ 34,220.0
Work-in-progress	40,431.7	620.4	36,425.6
Finished goods	338,689.5	5,196.6	282,308.2
Total	₨ 424,296.2	$ 6,510.1	₨ 352,953.8